Port Street Quality Growth Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.7%
Communication Services - 6.3%
Alphabet, Inc., Class A *	2,100	$5,127,759
Walt Disney Co. *	39,200	6,890,184
		12,017,943
Consumer Discretionary - 5.1%
Home Depot, Inc.	9,400	2,997,566
NIKE, Inc., Class B	24,600	3,800,454
Starbucks Corp.	25,000	2,795,250
		9,593,270
Consumer Staples - 6.6%
PepsiCo, Inc.	14,500	2,148,465
Procter & Gamble Co.	15,700	2,118,401
Reckitt Benckiser Group plc - ADR	119,400	2,137,260
Unilever plc - ADR	67,110	3,925,935
Walmart, Inc.	15,600	2,199,912
		12,529,973
Financials - 4.7%
Berkshire Hathaway, Inc., Class B *	32,300	8,976,816

Health Care - 11.2%
Becton, Dickinson & Co.	11,800	2,869,642
Biogen, Inc. *	14,300	4,951,661
Johnson & Johnson	13,200	2,174,568
Medtronic plc	24,200	3,003,946
Novo Nordisk - ADR	60,400	5,059,708
Roche Holding AG - ADR	67,400	3,167,126
		21,226,651
Industrials - 10.9%
3M Co.	15,600	3,098,628
C.H. Robinson Worldwide, Inc.	59,800	5,601,466
General Dynamics Corp.	24,074	4,532,171
Raytheon Technologies Corp.	87,300	7,447,563
		20,679,828
Information Technology - 15.0%
Accenture plc, Class A	9,100	2,682,589
Apple, Inc.	38,720	5,303,091
Cisco Systems, Inc.	92,900	4,923,700
Cognizant Technology Solutions Corp., Class A	47,400	3,282,924
Microsoft Corp.	20,100	5,445,090
Oracle Corp.	87,700	6,826,568
		28,463,962
Materials - 1.9%
International Flavors & Fragrances, Inc.	23,598	3,525,541

Total Common Stocks
(Cost $71,125,786)		117,013,984

SHORT-TERM INVESTMENTS - 33.8%	Par
U.S. Treasury Bills
0.038%, 7/22/2021 (a)(b)	$12,000,000	11,999,718
0.037%, 8/26/2021 (a)(b)	26,000,000	25,998,484
0.043%, 9/2/2021 (a)(b)	26,000,000	25,997,998

Total Short-Term Investments
(Cost $63,998,611)		63,996,200

Total Investments - 95.5%
(Cost $135,124,397)		181,010,184
Other Assets and Liabilities, Net - 4.5%		8,516,633
Total Net Assets - 100.0%		$189,526,817

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security
(a)	Rate shown is the effective yield as of June 30, 2021.
(b)	Level 2 security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,013,984	$-	$-	$117,013,984
Short-Term Investments	-	63,996,200	-	63,996,200
Total Investments in Securities	$117,013,984	$63,996,200	$-	$181,010,184

Refer to the Schedule of Investments for further information on the classification of investments.